SHARE-BASED COMPENSATION (Tables) - GNQ INSILICO INC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SHARE-BASED COMPENSATION

The components of share-based compensation are as follows:

	March 31, 2026	March 31, 2025
Share-based compensation expense	$34,297	$-
Research and development expense	3,439
Capitalized to intangible assets under development	21,098	21,876
Total	$58,834	$21,876

	2025	2024
Equity incentive plan (“EIP”):
Share-based compensation expense	$44,053	$-
Research and development expense	17,440	-
Capitalized to intangible assets under development	135,022	-
	196,515	-
Shares issued to management	-	3,449,212
Total share-based compensation	$196,515	$3,449,212

SCHEDULE OF STOCK OPTION ACTIVITY

Stock option activity for the year was as follows:

	Number of options	Weighted average exercise price	Weighted average contractual term remaining	Aggregate intrinsic value
Beginning January 1, 2025	-
Granted	1,060,000	$4.68	-	-
Exercised	-	-	-	-
Forfeited	(81,666)	$4.94	-	-
Expired	-	-	-	-
Balance, December 31, 2025	978,334	$4.66	8.00 years	-
Exercisable, December 31, 2025	978,334

SCHEDULE OF DETERMINATION OF FAIR VALUE

EIP options are valued using the Black-Scholes method. The following are the weighted average valuation assumptions used for EIP awards granted during the periods presented:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Valuation assumptions:
Expected dividend yield	-	-
Expected volatility	85.00%	75.00%
Expected term	3.00 years	9.59 years
Risk-free interest rate	2.70%	3.22%

EIP options are valued using the BSM Option Pricing model. The following are the weighted average valuation assumptions used for EIP awards granted during the periods presented:

	2025	2024
Valuation assumptions
Expected dividend yield	-	-
Expected volatility	82.10%	-
Expected term	7.78 years	-
Risk-free interest rate	3.10%	-